UNAUDITED INTERIOM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.05	$ 0.05
Ordinary shares, shares authorized (in Shares)	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	1,974,163	485,058
Ordinary shares, shares outstanding (in Shares)	1,974,163	485,058
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.05	$ 0.05
Ordinary shares, shares authorized (in Shares)	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	42,000	42,000
Ordinary shares, shares outstanding (in Shares)	42,000	42,000
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)		200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)		24,254,842	24,254,842
Ordinary shares, shares outstanding (in Shares)		24,254,842	24,254,842
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)		200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)		2,100,000	2,100,000
Ordinary shares, shares outstanding (in Shares)		2,100,000	2,100,000